Segment and Revenue by Geography and by Major Customer - Summary of Geographic Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 22,481	$ 17,510	$ 44,101	$ 30,874
Israel
Geographic Areas Revenues From External Customers [Line Items]
Revenues	749	371	1,279	779
China
Geographic Areas Revenues From External Customers [Line Items]
Revenues	2,533	4,787	5,339	8,233
Hong Kong
Geographic Areas Revenues From External Customers [Line Items]
Revenues	3,965	3,592	7,286	5,567
United States
Geographic Areas Revenues From External Customers [Line Items]
Revenues	3,681	1,301	7,238	3,834
Japan
Geographic Areas Revenues From External Customers [Line Items]
Revenues	3,239	2,487	5,274	3,515
Other
Geographic Areas Revenues From External Customers [Line Items]
Revenues	5,828	3,342	11,286	5,895
Hungary
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 2,486	$ 1,630	$ 6,399	$ 3,051